Segment Information - Summary of Revenues by Classes of Similar Products or Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [Line Items]
Revenues	$ 6,348	$ 5,984
Electronic, software and services [member]
Disclosure of products and services [Line Items]
Revenues	5,739	5,364
Global Print [member]
Disclosure of products and services [Line Items]
Revenues	$ 609	$ 620